UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2014 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	76,474,183
TOTAL NET ASSETS - 100.0%	$76,474,183

Percentages are stated as a percent of net assets.
(a) $2,939,233 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2014 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
275	Cotton No. 2 Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $11,801,625)	$(271,475)

177	Copper Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $14,146,725)	(882,776)

85	Gasoline RBOB Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $9,394,098)	(38,977)

102	Heating Oil Futures
	Expiring June 2014 (Underlying Face Amount at Market Value $12,430,454)	(243,567)

133	Natural Gas Futures
	Expiring April 2014 (Underlying Face Amount at Market Value $5,923,820)	544,161

121	Soybean Futures
	Expiring May 2014 (Underlying Face Amount at Market Value $7,674,425)	122,896

		$(769,738)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 85.9%
9,237	iShares MSCI Emerging Markets ETF	$352,761
14,797	iShares MSCI EAFE ETF	941,237
61,657	iShares MSCI Japan ETF	698,574
5,400	iShares MSCI Pacific ex-Japan ETF	236,898
41,646	iShares MSCI United Kingdom Index Fund	829,172
17,037	iShares Russell 1000 Value ETF	1,546,789
1,800	iShares Russell 2000 Growth ETF	239,994
2,501	iShares Russell 2000 Value ETF	239,196
4,632	iShares Core Total U.S. Bond Market ETF	499,932
8,120	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	858,365
18,156	PowerShares Emerging Markets Sovereign Debt Portfolio	485,310
24,845	PowerShares Senior Loan Portfolio	618,889
17,209	SPDR Barclays International Treasury Bond ETF	998,122
15,145	SPDR Barclays High Yield Bond ETF	617,765
21,002	Vanguard FTSE Europe ETF	1,178,422
	TOTAL INVESTMENT COMPANIES (Cost $9,251,945)	$10,341,426

	TOTAL INVESTMENTS (Cost $9,251,945) - 85.9%	$10,341,426
	Other Assets in Excess of Liabilities - 14.1% (a)	1,693,973
	TOTAL NET ASSETS - 100.0%	$12,035,399

Percentages are stated as a percent of net assets.
(a) $200,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
January 31, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	20,154	$1,558,767	(0.46%)	4/14/2014	$133,654

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2014 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	112,524,041
TOTAL NET ASSETS - 100.0%	$112,524,041

Percentages are stated as a percent of net assets.
(a) $2,083,934 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2014 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
86	British Pound Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $8,830,050)	$48,259

246	Copper Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $19,661,550)	(1,220,723)

387	Cotton No. 2 Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $16,608,105)	(382,616)

52	Euro FX Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $8,764,600)	(135,533)

115	Gasoline RBOB Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $12,709,662)	(51,798)

188	Natural Gas Futures
	Expiring April 2014 (Underlying Face Amount at Market Value $8,373,520)	783,245

138	NY Harbor ULSD Futures
	Expiring June 2014 (Underlying Face Amount at Market Value $16,817,674)	(385,973)

166	Soybean Futures
	Expiring May 2014 (Underlying Face Amount at Market Value $10,528,550)	218,478

188	U.S. 5 Year T-Note Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $22,677,500)	(18,330)
		$(1,144,991)

Short Futures Contracts
January 31, 2014 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
64	Australian Dollar Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $5,581,440)	$9,910

69	Canadian Dollar Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $6,194,820)	257,461

352	Corn Futures
	Expiring July 2014 (Underlying Face Amount at Market Value $7,814,400)	850,518

65	Gold Futures
	Expiring April 2014 (Underlying Face Amount at Market Value $8,058,700)	(5,434)

26	Japanese Yen Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $3,176,875)	(19,379)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts
January 31, 2014 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)

54	Silver Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $5,162,400)	$260,047

966	Sugar No. 11 Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $16,823,856)	1,089,632

61	U.S. 10 Year T-Note Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $7,670,750)	(45,791)

103	U.S. Dollar Index Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $8,384,510)	(95,151)

33	U.S. Long T-Bond Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $4,408,594)	(125,405)

160	WTI Crude Oil Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $15,598,400)	(451,912)

306	Wheat Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $8,502,975)	1,577,540
		$3,302,036

Direxion Long/Short Global Currency Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	9,541,284
TOTAL NET ASSETS - 100.0%	$9,541,284

Percentages are stated as a percent of net assets.
(a) $220,000 of cash is pledged as collateral for forward currency contracts.

Schedule of Forward Currency Exchange Contracts
January 31, 2014 (Unaudited)

							Unrealized
Settlement			U.S. $ Value at			U.S. $ Value at	Appreciation/
Date	Currency to be Delivered		January 31, 2014	Currency to be Received		January 31, 2014	(Depreciation)
2/18/2014	1,474,868	Australian Dollars	$1,289,257	1,332,406	U.S. Dollars	$1,332,406	$43,149
2/20/2014	561,908	Brazil Real	231,644	237,192	U.S. Dollars	237,192	5,548
2/18/2014	619,679	British Pound	1,018,559	1,014,509	U.S. Dollars	1,014,509	(4,050)
2/18/2014	1,813,837	U.S. Dollars	1,813,837	1,972,258	Canadian Dollars	1,770,118	(43,719)
2/18/2014	2,413,430	U.S. Dollars	2,413,430	1,767,261	Euro	2,383,512	(29,918)
2/18/2014	158,905,870	Hungarian Forint	685,647	724,898	U.S. Dollars	724,898	39,251
2/20/2014	125,209	U.S. Dollars	125,209	7,731,640	Indian Rupee	122,858	(2,351)
2/20/2014	1,488,105,994	Indonesian Rupiah	121,810	125,209	U.S. Dollars	125,209	3,399
2/18/2014	1,086,912	U.S. Dollars	1,086,912	112,253,480	Japanese Yen	1,098,778	11,866
2/18/2014	1,127,748	U.S. Dollars	1,127,748	14,672,837	Mexican Peso	1,095,585	(32,163)
2/18/2014	1,237,659	New Zealand Dollar	999,597	1,032,562	U.S. Dollars	1,032,562	32,965
2/18/2014	2,413,430	U.S. Dollars	2,413,430	14,783,721	Norwegian Krone	2,353,594	(59,836)
2/19/2014	5,584,310	Philippine Peso	123,180	125,209	U.S. Dollars	125,209	2,029
2/19/2014	4,190,424	Russian Ruble	118,739	125,209	U.S. Dollars	125,209	6,470
2/18/2014	1,930,744	U.S. Dollars	1,930,744	20,898,132	South African Rand	1,875,882	(54,862)
2/20/2014	1,865,001,113	South Korean Won	1,740,290	1,757,942	U.S. Dollars	1,757,942	17,652
2/18/2014	2,906,256	Swedish Krona	443,482	446,774	U.S. Dollars	446,774	3,292
2/18/2014	553,809	Swiss Francs	610,885	613,494	U.S. Dollars	613,494	2,609
2/18/2014	423,026	U.S. Dollars	423,026	928,754	Turkish Lira	408,867	(14,159)
			$18,717,426			$18,644,598	$(72,828)

Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of January 31, 2014.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2014:

Direxion Indexed Commodity Strategy Fund (Consolidated)
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(769,738)	$-	$-	$(769,738)

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Equity	$6,263,043	$-	$-	$6,263,043
Investment Companies- Fixed Income	$4,078,383	-	-	4,078,383
Other Financial Instruments*	-	133,654	-	133,654

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$2,157,045	$-	$-	$2,157,045

Direxion Long/Short Global Currency Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(72,828)	$-	$(72,828)

* Other financial instruments are derivative instruments, such as future, swap and forward contracts.
These contracts are valued at the unrealized appreciation  (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 securities during the quarter ended January 31, 2014.

For further detail on each asset class, see Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2014 (Unaudited) was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion/Wilshire Dynamic Fund	Direxion Indexed Managed Futures Strategy Fund	Direxion Long/Short Global Currency Fund
Cost of investments	$0	$9,395,986	$0	$0
Gross unrealized appreciation	0	1,160,653	0	0
Gross unrealized depreciation	(0)	(215,213)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$945,440	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)    /s/ Eric W. Falkeis
                                                    Eric W. Falkeis,
                                                    Principal Executive Officer, President

Date     March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Eric W. Falkeis
              Eric W. Falkeis,
              Principal Executive Officer, President

Date     March 10, 2014

By (Signature and Title)*  /s/  Patrick J. Rudnick
                                                                     Patrick J. Rudnick,
                                     Principal Financial Officer, Treasurer

Date     March 6, 2014

* Print the name and title of each signing officer under his or her signature.